Embedded Derivative	12 Months Ended
Dec. 31, 2024
Disclosure Of Embedded Derivatives [Abstract]
Embedded Derivative

9. Embedded derivative

The embedded derivative related to the Debentures (Note 8) was valued upon initial recognition at fair value of $1,951. At each reporting date, the change in fair value of the embedded derivatives is recognized in the consolidated statements of comprehensive loss.

The following outlines the movement of the embedded derivatives from December 15, 2023, to December 31, 2024:

($)
Fair value of embedded derivative on December 15, 2023	1,951
Change in fair value during the year	(30)
Balance at December 31, 2023	1,921
Change in fair value during the year	(612)
Balance at December 31, 2024	1,309

As at December 31, 2024, the fair value of the embedded derivative has been estimated using the White Hull one factor model based on the following assumptions: share price of $1.21 (2023: $1.47), calibrated credit spread of 23.08% (2023: 23.36%), expected interest rate volatility of 0.85% (2023: 1.24%) and mean reversion constant of 8.58% (2023: 0.002%).